Pension Plans and Other Benefit Plans - Net defined benefit liability (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Net present value of defined benefit obligations	€ 110	€ 113
Fair value of plan assets	11	11
Net defined benefit liability	99	102
Pension plans
Pension plans
Net present value of defined benefit obligations	93	95
Fair value of plan assets	9	9
Net defined benefit liability	84	86
Similar obligations
Pension plans
Net present value of defined benefit obligations	17	18
Fair value of plan assets	2	2
Net defined benefit liability	€ 15	€ 16